Document and Entity Information	Aug. 29, 2022
Risk/Return:
Document Type	497
Document Period End Date	Jun. 30, 2022
Registrant Name	Fidelity Salem Street Trust
Central Index Key	0000035315
Investment Company Type	N-1A
Amendment Flag	false